Intangible Assets	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Intangible Assets

9.	Intangible Assets

The Company’s intangible asset included amounts charged to develop the Company’s website and brand positioning. The Company determined the useful lives of the assets to be 2 and 3 years, respectively. Amortization is calculated on a straight-line basis over the respective useful lives.

	Website	Branding	Total
Cost
Balance - October 31, 2016	$-	$-	$-
Additions	29,405	9,968	39,373
Balance - October 31, 2017	29,405	9,968	39,373
Additions	41,971	2,392	44,363
Balance - October 31, 2018	$71,376	$12,360	$83,736

Accumulated Amortization
Balance - October 31, 2016	$-	$-	$-
Additions	-	-	-
Balance - October 31, 2017	-	-	-
Amortization for the period	15,862	2,900	18,762
Balance - October 31, 2018	$15,862	$2,900	$18,762

Net Book Value
As at October 31, 2017	$29,405	$9,968	$39,373
As at October 31, 2018	$55,514	$9,460	$64,974